3. Loans, Impaired (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Impaired loans
Unpaid Contractual Principal Balance	$ 34,964	$ 38,840
Recorded Investment With No Allowance	1,705	6,057
Recorded Investment With Allowance	31,643	30,234
Recorded Investment in Impaired Loans	33,348	36,291
Related Allowance	1,530	1,658
Average Outstanding Impaired Loans	35,976	38,145
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	643	5,481
Recorded Investment With No Allowance	216	3,639
Recorded Investment With Allowance	226	555
Recorded Investment in Impaired Loans	442	4,194
Related Allowance	12	31
Average Outstanding Impaired Loans	705	5,248
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	8,828	6,717
Recorded Investment With No Allowance	1,489	933
Recorded Investment With Allowance	6,805	5,540
Recorded Investment in Impaired Loans	8,294	6,473
Related Allowance	189	154
Average Outstanding Impaired Loans	10,852	7,430
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	20,375	21,243
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	19,215	20,649
Recorded Investment in Impaired Loans	19,215	20,649
Related Allowance	1,143	1,191
Average Outstanding Impaired Loans	18,414	19,964
Commercial
Impaired loans
Unpaid Contractual Principal Balance	4,556	4,752
Recorded Investment With No Allowance	0	1,485
Recorded Investment With Allowance	4,893	2,866
Recorded Investment in Impaired Loans	4,893	4,351
Related Allowance	179	272
Average Outstanding Impaired Loans	5,497	4,399
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	96	111
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	83	110
Recorded Investment in Impaired Loans	83	110
Related Allowance	0	1
Average Outstanding Impaired Loans	93	154
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	34,498	38,304
Recorded Investment With No Allowance	1,705	6,057
Recorded Investment With Allowance	31,222	29,720
Recorded Investment in Impaired Loans	32,927	35,777
Related Allowance	1,523	1,649
Average Outstanding Impaired Loans	35,561	37,195
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	180	218
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	161	201
Recorded Investment in Impaired Loans	161	201
Related Allowance	3	4
Average Outstanding Impaired Loans	132	641
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	286	318
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	260	313
Recorded Investment in Impaired Loans	260	313
Related Allowance	4	5
Average Outstanding Impaired Loans	$ 283	$ 309